Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 50,519	$ 67,974	$ 60,081
Other comprehensive income (loss) – unrealized gain (loss) on available-for-sale marketable debt securities, net of income tax	(20)	47	7
Comprehensive income	$ 50,539	$ 67,927	$ 60,074